UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-09679

Adelante Funds
(Exact name of Registrant as specified in charter)

555 12th Street, Suite 2100
Oakland, CA 94607
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street, Suite A
Milwaukee, WI 53233

Copy to:
Elizabeth Shea Fries, Esq., P.C.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109-2881
(Name and address of agent for service)

Registrant's telephone number, including area code: (510) 986-2100

Date of fiscal year end: January 31

Date of reporting period: April 30, 2009

FORM N-Q

Item 1.  Schedule of Investments.

Adelante U.S. Real Estate Securities Fund
Schedule of Investments
April 30, 2009 (Unaudited)

Number
of Shares			Value

	Common Stocks	94.7%

	Apartments	18.3%
9,896	AvalonBay Communities, Inc.		$562,192
12,310	BRE Properties, Inc.		302,457
5,000	Camden Property Trust		135,650
31,470	Equity Residential		720,348
8,560	Essex Property Trust, Inc.		543,474
4,900	Post Properties, Inc.		62,524
14,281	UDR, Inc.		143,810
			2,470,455

	Diversified/Specialty	7.7%
455	Alexander's, Inc.		99,227
16,743	Vornado Realty Trust		818,565
5,725	Washington Real Estate Investment Trust		122,114
			1,039,906

	Healthcare	9.6%
24,975	HCP, Inc.		548,201
7,000	Healthcare Realty Trust, Inc.		117,530
25,500	Nationwide Health Properties, Inc.		629,595
			1,295,326

	Industrial	5.4%
17,470	AMB Property Corporation		333,502
15,500	DCT Industrial Trust, Inc.		68,510
4,300	EastGroup Properties, Inc.		144,523
19,980	ProLogis		182,018
			728,553

	Industrial Mixed	4.7%
9,490	Kilroy Realty Corporation		204,415
14,290	Liberty Property Trust		347,818
2,000	PS Business Parks, Inc.		87,500
			639,733

	Manufactured Homes	1.6%
5,300	Equity Lifestyle Properties, Inc.		210,251

	Office	14.7%
4,510	Alexandria Real Estate Equities, Inc.		164,525
17,000	BioMed Realty Trust, Inc.		193,970
14,300	Boston Properties, Inc.		706,706
13,600	Brandywine Realty Trust		84,184
4,350	Brookfield Properties Corporation		32,495
13,065	Corporate Office Properties Trust		399,266
11,100	Douglas Emmett, Inc.		106,227
6,500	Highwoods Properties, Inc.		155,935
8,190	SL Green Realty Corporation		144,635
			1,987,943

	Retail - Local	9.6%
5,100	Equity One, Inc.		75,888
10,090	Federal Realty Investment Trust		556,968
11,500	Regency Centers Corporation		430,675

See notes to schedule of investments

Adelante U.S. Real Estate Securities Fund
Schedule of Investments
April 30, 2009 (Unaudited)

7,200	Saul Centers, Inc.		$229,248
			1,292,779

	Retail - Regional	16.0%
6,556	CBL & Associates Properties, Inc.		52,055
25,830	Simon Property Group, Inc.		1,332,828
22,450	Taubman Centers, Inc.		534,759
14,150	The Macerich Company		248,049
			2,167,691

	Storage	7.1%
14,400	Public Storage		962,784

	Total Common Stocks (cost $10,149,240)		12,795,421

	Preferred Stocks	5.1%

	Diversified/Specialty	0.7%
5,700	Vornado Realty Trust, Series I		96,900

	Industrial Mixed	0.5%
4,100	Kilroy Realty Corporation, Series E		65,825

	Office	2.2%
15,800	Corporate Office Properties Trust, Series H		292,142

	Retail - Local	0.5%
3,200	Regency Centers Corporation, Series C		61,472

	Retail - Regional	1.2%
9,000	Taubman Centers, Inc., Series G		167,850

	Total Preferred Stocks (cost $636,528)		684,189

	Short-Term Investment	1.1%

149,872	Federated Government Obligations Fund I		149,872

	Total Short-Term Investment (cost $149,872)		149,872

	Total Investments (cost $10,935,640)	100.9%	13,629,482
	Liabilities less other assets	(0.9)%	(127,221)

	NET ASSETS	100.0%	$13,502,261

See notes to schedule of investments

Organization

Adelante Funds (the “Trust”) was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Trust currently consists of one investment portfolio: Adelante U.S. Real Estate Securities Fund (the “Fund”). The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y.  The Fund’s share classes differ in terms of sales charges, fees and eligibility requirements. The Fund’s Class K and Class Y shares commenced operations on February 16, 2000.  As of April 30, 2009, the Fund’s Class K and Class Y shares are outstanding.  Adelante Capital Management LLC (the “Adviser”) is the Fund’s investment adviser.

Investment Valuation – In connection with the determination of the Fund’s net asset value, securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices.  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees.  The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale.  Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset value per share.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of 04/30/09:

	Level 1	Level 2	Level 3
Investments Owned	$13,629,482	-	-
Total	$13,629,482	-	-

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis.  Realized gains and losses from securities transactions are recorded on the identified cost basis.  Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments are accounted for as a decrease in the cost of the investment and thus impact unrealized appreciation or depreciation of the investment security.

Federal Income Tax Information

At April 30, 2009, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$11,997,641

Gross unrealized appreciation	$2,631,253
Gross unrealized depreciation	(999,412)

Net unrealized appreciation on investments	$1,631,841

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adelante  Funds

By:	/s/ Michael A. Torres
Michael A. Torres
Principal Executive Officer

Date:	June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Torres
Michael A. Torres
Principal Executive Officer

Date:	June 17, 2009

By:	/s/ Mark A. Hoopes
Mark A. Hoopes
Principal Financial Officer

Date:	June 17, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)